Shareholder Report, Holdings (Details)	May 31, 2025
C000000265 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000000265 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.80%
C000000265 [Member] | Negotiable Bank Certificates Of Deposit [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000000265 [Member] | Time Deposits [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000000265 [Member] | Net Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000000266 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000000266 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.80%
C000000266 [Member] | Negotiable Bank Certificates Of Deposit [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000000266 [Member] | Time Deposits [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000000266 [Member] | Net Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000157127 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000157127 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.80%
C000157127 [Member] | Negotiable Bank Certificates Of Deposit [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000157127 [Member] | Time Deposits [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000157127 [Member] | Net Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]

[1]	Amount represents less than .01%.
[2]	Amount represents less than .01%.
[3]	Amount represents less than .01%.